Document And Entity Information	Jul. 31, 2023
Document Information [Line Items]
Entity, Registrant Name	WOLF ENERGY SERVICES INC.
Document, Type	8-K
Document, Period End Date	Jul. 31, 2023
Entity, Incorporation, State or Country Code	FL
Entity, File Number	000-30454
Entity, Tax Identification Number	65-0742890
Entity, Address, Address Line One	408 State Hwy 135N
Entity, Address, City or Town	Kilgore
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75662
City Area Code	903
Local Phone Number	392-0948
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001043894